Document And Entity Information	Mar. 05, 2024
Document Information [Line Items]
Entity, Registrant Name	NEPTUNE WELLNESS SOLUTIONS INC.
Document, Type	8-K
Document, Period End Date	Mar. 05, 2024
Entity, Incorporation, State or Country Code	A8
Entity, File Number	001-33526
Entity, Tax Identification Number	98-1504882
Entity, Address, Address Line One	545 Promenade du Centropolis
Entity, Address, Address Line Two	Suite 100
Entity, Address, City or Town	Laval
Entity, Address, State or Province	QC
Entity, Address, Country	CA
Entity, Address, Postal Zip Code	H7T 0A3
City Area Code	450
Local Phone Number	687-2262
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	NEPT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001401395